Equity	12 Months Ended
Dec. 31, 2022
Disclosure Of Equity Abstract
Equity

26. Equity

The main objective of the Group’s capital management is to guarantee maintenance of a solid credit rating and adequate financial ratios with a view to supporting business activity and maximizing value for the shareholders.

Movements in the equity accounts are reported in the Consolidated Statements of Changes in Equity; comments on the main components and their changes are provided below.

Share capital

As of December 31, 2022 and 2021 the company paid-in share capital amounts to EUR 21,698 thousand and is divided into 295,540,036 shares without any nominal value, including 34,103,005 ordinary shares and 261,437,031 Class A multiple voting shares.

Share Premium Reserve

The share premium reserve includes the additional paid-in capital raised during the Initial Public Offering net of the listing costs pertaining to the public subscription offer to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. As of December 31, 2022 the share premium reserve amounts to EUR 389,312 thousand.

Treasury shares

As of December 31, 2022 a total of 30,840,555 of Company’s A shares are held in treasury for a total cost of EUR (27,740) thousand, the same as of December 31, 2021.

Cash flow hedge reserve

Cash flow hedge reserve reflects the negative change in fair value of derivatives financial instruments, designated as cash flow hedges to hedge highly probable forecast transactions. As of December 31, 2022 cash flow hedge reserve amounts to EUR 5,371 thousand compared to EUR (1,277) thousand as of December 31, 2021.

Cost of hedging reserve

Cost of hedging reserve reflects the forward element of forward contracts. As of December 31, 2022 cost of hedging reserve amounts to EUR 179 thousand.

Reserve for actuarial gains/losses

Reserve for actuarial gains/losses includes actuarial gains and losses on the net defined employees benefits liability and on the agents termination plans. As of December 31, 2022 the reserve for actuarial gains/losses amounts to EUR (74) thousand compared to EUR (745) thousand as of December 31, 2021.

Currency translation reserve

The currency translation reserve includes the cumulative foreign currency translation differences arisen from the translation of financial statements denominated in currencies other than Euro; as of December 31, 2022 it amounts to EUR (15,611) thousand compared to EUR (22,680) thousand as of December 31, 2021. The decrease is mainly due to the appreciation against Euro of the Brasilian Real, the Mexican Peso, and the US Dollar occurred in 2022, currencies in which the net assets of some of the companies belonging to the Group are denominated.

Retained earnings and other reserves

Retained earnings and other reserves include:

-
a legal reserve of EUR 4,340 thousand as of December 31, 2022 and of EUR 4,000 as of December 31, 2021;
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other reserves of EUR 40,284 thousand of December 31, 2022 (EUR 38,316 thousand of December 31, 2021). The yearly increase is mainly due to the accrual of the fair value of personnel cost related to share-based incentive plans;
-
retained earnings of the consolidated companies net of the effects of consolidation adjustments of EUR 435,881 thousand (EUR 306,869 as of December 31, 2021).

Net profit attributable to equity holders of the parent

Net Profit attributable to equity holders of the parent amount to EUR 142,849 thousand as of December 31, 2022 (EUR 134,321 thousand as of December 31, 2021).

Non-controlling interests

Non-controlling interests amount to EUR (220) thousand as of December 31, 2022 (EUR (415) thousand as of December 31, 2021). For further detail refer to Note 36.

Capital Management

The Group’s objectives when managing capital are to create value for shareholders as a whole, safeguard business continuity and support the sustainable growth of the Group. As a result, the Group endeavors to maintain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds.